Note O - Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Fair Value, Assets Measured on Recurring and Nonrecurring Basis [Table Text Block]
	Fair Value Measurements at December 31, 201 7, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
U.S. Government sponsored entity securities	----	$13,473	----
Agency mortgage-backed securities, residential	----	87,652	----
	Fair Value Measurements at December 31, 201 6, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
U.S. Government sponsored entity securities	----	$10,544	----
Agency mortgage-backed securities, residential	----	85,946	----
	Fair Value Measurements at December 31, 201 7, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Impaired loans:
Commercial real estate:
Nono wner-occupied	----	----	$216
Construction	----	----	756

Other real estate owned:
Commercial real estate:
Construction	----	----	822
	Fair Value Measurements at December 31, 201 6, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Impaired loans:
Commercial real estate:
O wner-occupied	----	----	$3,536
Nonowner-occupied	----	----	1,985
Commercial and industrial	----	----	298

Other real estate owned:
Commercial real estate:
Construction	----	----	754

Fair Value Inputs, Assets, Quantitative Information [Table Text Block]
December 31, 2017	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Range			(Weighted Average)
Impaired loans:
Commercial real estate:
Nono wner-occupied	$216	Sales approach	Adjustment to comparables	1.6%	to	50%	26.7%
Construction	756	Sales approach	Adjustment to comparables	1.3%	to	55.9%	32.9%

Other real estate owned:
Commercial real estate:
Construction	822	Sales approach	Adjustment to comparables	5%	to	40%	18.1%
December 31, 2016	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Range			(Weighted Average)
Impaired loans:
Commercial real estate:
O wner-occupied	$3,536	Sales approach	Adjustment to comparables	0%	to	65%	13.7%
		Cost approach	Adjustment to comparables	0%	to	29.5%	14.8%
Nonowner-occupied	1,985	Sales approach	Adjustment to comparables	0%	to	250%	58.6%
Commercial and industrial	298	Sales approach	Adjustment to comparables	0.9%	to	9.7%	5.2%

Other real estate owned:
Commercial real estate:
Construction	754	Sales approach	Adjustment to comparables	0%	to	30%	11.7%

Fair Value, by Balance Sheet Grouping [Table Text Block]
		Fair Value Measurements at December 31, 201 7 Using:
	Carrying Value	Level 1	Level 2		Level 3		Total
Financial Assets:
Cash and cash equivalents	$74 ,573	$74 ,573	$	----	$	----	$74 ,573
Certificates of deposit in financial institutions	1, 820	----		1, 820		----	1, 820
Securities available for sale	101,125	----		101 ,125		----	101 ,125
Securities held to maturity	1 7,581	----		9, 020		9 ,059	1 8,079
Restricted investments in bank stocks	7 ,506	N/A		N/A		N/A	N/A
Loans, net	7 61,820	----		----		7 60,746	7 60,746
Accrued interest receivable	2 ,503	----		268		2 ,235	2 ,503

Financial Liabilities:
Deposits	856 ,724	2 53,655		602 ,268		----	855 ,923
Other borrowed funds	3 5,949	----		3 4,810		----	3 4,810
Subordinated debentures	8,500	----		6 ,678		----	6 ,678
Accrued interest payable	792	4		788		----	792
		Fair Value Measurements at December 31, 201 6 Using:
	Carrying Value	Level 1	Level 2		Level 3		Total
Financial Assets:
Cash and cash equivalents	$40,166	$4 0,166	$	----	$	----	$4 0,166
Certificates of deposit in financial institutions	1,670	----		1, 670		----	1, 670
Securities available for sale	96,490	----		9 6,490		----	9 6,490
Securities held to maturity	18,665	----		9, 541		9 ,630	19 ,171
Restricted investments in bank stocks	7,506	N/A		N/A		N/A	N/A
Loans, net	727,202	----		----		727,079	727,079
Accrued interest receivable	2,315	----		224		2,091	2,315

Financial Liabilities:
Deposits	790,452	209,576		581,340		----	790,916
Other borrowed funds	37,085	----		35,948		----	35,948
Subordinated debentures	8,500	----		5,821		----	5,821
Accrued interest payable	513	4		509		----	513